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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X 7AW United Kingdom


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Jessop
Title:  Operations Manager
Phone:  +44 20 7201 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                                   London, UK                                   May 15, 2007
---------------------------                ----------------------------                 -----------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    51
                                                           ------------------

Form 13F Information Table Value Total:                              $638,256
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ------------      -------------------------          ------------------

         None.

                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                          Quarter ended March 31, 2007

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR SH/
                                           CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED - SHARED- OTHER
ISSUER                  TITLE OF CLASS     NUMBER (IN THOUSANDS)  AMOUNT      CALL  SOLE DEFINED  OTHER   MNGRS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                      COM         37833100   $5,574       60,000  SH         X                         60,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                      COM         37833100    $18         60,000  SH  PUT    X                         60,000
------------------------------------------------------------------------------------------------------------------------------------
APPLEBEES INTL INC             COM         37899101  $28,930     1,167,500 SH                                  1,167,500
------------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP         SPONSORED ADR    2255107   $48,145     3,366,809 SH         X                       3,366,809
------------------------------------------------------------------------------------------------------------------------------------
BBVA BANCO FRANCES SA     SPONSORED ADR    07329M100  $2,440       195,700 SH         X                        195,700
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO       COM          110122108 $64,547     2,325,182 SH         X                       2,325,182
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL
CORP                          COM          13342B105  $1,507       24,015  SH         X                         24,015
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV            SPONSORED
                           ADR 5 ORD       151290889  $6,058      185,000  SH         X                        185,000
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE
HLD95 INC                     CL A         167760107 $15,973       30,000  SH         X                         30,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LIMITED      SPONSORED ADR    16941M109  $2,382       53,125  SH         X                         53,125
------------------------------------------------------------------------------------------------------------------------------------
CHINA PETE & CHEM CORP    SPON ADR H SHS   16941R108  $1,943       23,000  SH         X                         23,000
------------------------------------------------------------------------------------------------------------------------------------
CNOOC LTD                 SPONSORED ADR    126132109  $2,015       23,000  SH         X                         23,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO
DOCE                      SPON ADR PFD     204412100  $6,256      200,000  SH         X                        200,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR SH/
                                           CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED - SHARED- OTHER
ISSUER                  TITLE OF CLASS     NUMBER (IN THOUSANDS)  AMOUNT      CALL  SOLE DEFINED  OTHER   MNGRS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO
DOCE                      SPONSORED ADR    204412209  $5,047      136,450  SH         X                        136,450
------------------------------------------------------------------------------------------------------------------------------------
DENBURY INC                  COM NEW       247916208  $1,500       50,386  SH         X                         50,386
------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX
SA DE                     SPONSORED ADR    25030W100 $24,678      425,850  SH         X                        425,850
------------------------------------------------------------------------------------------------------------------------------------
DEXCOM INC                     COM         252131107 $10,652     1,355,227 SH         X                       1,355,227
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN          COM         313586109   $308       100,000  SH  PUT    X                        100,000
-------------------------------------------------------------------------------- ---------------------------------------------------
FORD MTR CO DEL           COM PAR $0.01    345370860  $2,966      376,000  SH         X                        376,000
------------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC & PAC
TEA INC                        COM         390064103  $8,925      269,008  SH         X                        269,008
------------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO
GALICIA S A              SP ADR 10 SH B    399909100  $4,063      390,000  SH         X                        390,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP             COM NEW       421924309  $43,455    2,068,330 SH         X                       2,068,330
------------------------------------------------------------------------------------------------------------------------------------
I SHARES INC               MSCI MEXICO     464286822  $3,998       74,000  SH         X                         74,000
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR               MSCI EMEGING
                            MARKETS        464287234   $299        87,646  SH  CALL   X                         87,646
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                      COM         465741106  $13,788      212,000 SH         X                        212,000
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW            SPONSORED ADR    50049M109   $901        10,000  SH         X                         10,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR SH/
                                           CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED - SHARED- OTHER
ISSUER                  TITLE OF CLASS     NUMBER (IN THOUSANDS)  AMOUNT      CALL  SOLE DEFINED  OTHER   MNGRS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                     COM         540424108  $91,399    2,011,878 SH         X                       2,011,878
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW          CL A        571903202   $106       100,000  SH  CALL   X                        100,000
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW          CL A        571903202   $200       100,000  SH  PUT    X                        100,000
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERTAINMENT
INC                            COM         57383T103  $38,181    1,375,900 SH         X                       1,375,900
------------------------------------------------------------------------------------------------------------------------------------
MASISA S A NEW            SPONSORED ADR    574800108  $1,970      175,800  SH         X                        175,800
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW                COM         60467R100  $75,479    1,865,523 SH         X                       1,865,523
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS        SPONSORED ADR    607409109  $2,965       53,000  SH         X                         53,000
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT
PHARM INC                      COM         60852M104   $293        24,671  SH         X                         24,671
------------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC             SPONSORED ADR    628891103  $29,214     585,000  SH         X                        585,000
------------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK CO- VIMPEL
COMMUN                    SPONSORED ADR    68370R109 $17,099      180,300  SH                                  180,300
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD         SPONSORED ADR    71646E100  $4,625       39,500  SH         X                         39,500
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO                  SPONSORED ADR    71654V101  $5,092       57,000  SH         X                         57,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO                  SPONSORED ADR    71654V408   $84          848    SH         X                           848
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPINE LONG DISTANCE
TEL                       SPONSORED ADR    718252604  $3,009       57,000  SH         X                         57,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR SH/
                                           CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED - SHARED- OTHER
ISSUER                  TITLE OF CLASS     NUMBER (IN THOUSANDS)  AMOUNT      CALL  SOLE DEFINED  OTHER   MNGRS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
POSCO                     SPONSORED ADR    693483109  $3,118       30,000  SH         X                         30,000
------------------------------------------------------------------------------------------------------------------------------------
P T TELEKOMUNIKASI
INDONESIA                 SPONSORED ADR    715684106  $4,766       10,500  SH         X                         10,500
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP           COM         806605101   $450       500,000  SH  CALL   X                        500,000
------------------------------------------------------------------------------------------------------------------------------------
SK TELECOM LTD            SPONSORED ADR    78440P108  $1,463       62,500  SH         X                         62,500
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                    COM         879664100  $2,475      250,000  SH         X                        250,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                    COM         879664100    $75       500,000  SH  PUT    X                        500,000
------------------------------------------------------------------------------------------------------------------------------------
TENARIS S A                SPONSOREDADR    88031M109  $1,216       26,500  SH         X                         26,500
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL
INDS LTD                       ADR         881624209   $817        21,850  SH         X                         21,850
-----------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM
HIZMETLERI                SPON ADR NEW     900111204  $2,451      185,000  SH         X                        185,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW              COM         902124106 $35,918    1,138,449  SH         X                       1,138,449
------------------------------------------------------------------------------------------------------------------------------------
WMM BILL DANN             SPONSORED ADR    97263M109  $9,423      118,000  SH         X                        118,000
FOODS OJSC

Total Fair Market Value                             $638,256
(in thousands)

